Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details) - US [Member]	Dec. 31, 2025	Dec. 31, 2024
Year-end spot rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	0.013706	0.014389
Average rate [Member]
Schedule of Exchange Rates [Line Items]
Exchange rates	0.013978	0.013698